Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0	$ 0	$ 0
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	24.00%	29.00%	27.00%	31.00%
Customer B [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	0.00%	13.00%	0.00%
Cusotmer C [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	12.00%	12.00%	13.00%
Cusotmer D [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	0.00%	17.00%	10.00%	18.00%
Customer Other [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	53.00%	42.00%	38.00%	38.00%